Segment Information	12 Months Ended
Dec. 31, 2013
Segment Information [Abstract]
SEGMENT INFORMATION
14. SEGMENT INFORMATION:

The Company’s reportable segments consist of Anchor and FlexShopper. Anchor purchases company’s accounts receivable, which provide businesses with critical working capital so they can meet their operational costs and obligations while waiting to receive payment from their customers. FlexShopper provides certain types of durable goods to consumers on a lease-to-own basis and also provides lease-to-own terms to consumers of third party retailers and e-tailers.

Information for the Company’s segments is as follows:

	Year Ended December 31,
	2013	2012
Assets:
FlexShopper	$718,896	$	−
Anchor	5,761,499		7,919,985
Total	$6,480,395		$7,919,985

Revenues:
FlexShopper	$119	$	−
Anchor	2,364,009		2,526,626
Total	$2,364,128		$2,526,626

Net (loss) income:
FlexShopper	$(655,474)	$	−
Anchor	(38,207)		378,859
Total	$(693,681)		$378,859